STOCKHOLDERS’ EQUITY - Vallon - Q1 - Estimate of the Fair Value of the Warrants and Assumptions (Details)	Mar. 31, 2023	Dec. 31, 2022	May 17, 2022
Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input		1.333	1.308
Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input		2.5	2.5
Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.000	0.000
Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input		0.04240	0.02665
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	1.594	1.399
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5	2.5
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000	0.000
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.0394	0.0432
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Underwriter's Warrants | Volatility
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.850
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Underwriter's Warrants | Expected term in years
Class of Stock [Line Items]
Warrants outstanding, measurement input	2.5
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Underwriter's Warrants | Dividend rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.000
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Underwriter's Warrants | Risk-free interest rate
Class of Stock [Line Items]
Warrants outstanding, measurement input	0.00155